Related party transactions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Net interest income	£ 8,016	£ 8,045
Interest expense	1,948	1,654
Lloyds Banking Group undertakings
Disclosure of transactions between related parties [line items]
Net interest income	6	34
Interest expense	236	£ 235
Joint venture with Schroders plc
Disclosure of transactions between related parties [line items]
Proceeds from sale of wealth management business	107
Profit on sale of wealth management business	107
Related party provisions	£ 75